Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
13.	Intangible assets, net

The following is a summary of intangible assets, net:

	As of December 31,
	2017	2018
	RMB	RMB
Cost
Domain names and trademarks	1,643,080	1,643,080
Technology	215,065	215,064
Customer relationship	26,586	26,586
Licenses	—	12,793
Total	1,884,731	1,897,523
Accumulated amortization
Domain names and trademarks	(432,630)	(605,014)
Technology	(119,274)	(165,982)
Customer relationship	(23,261)	(26,263)
Licenses	—	(319)
Total	(575,165)	(797,578)
Net book value	1,309,566	1,099,945

Amortization expenses for the years ended December, 2016, 2017 and 2018 were RMB231.1 million, RMB224.4 million and RMB222.5 million, respectively. During the corresponding periods, no impairment was recognized in the consolidated statements of comprehensive income/(loss).

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
For the year ended December 31,
2019	220,290
2020	175,631
2021	173,257
2022	173,257
2023	173,257
Thereafter	184,253
Total	1,099,945